Offsetting Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	$ 135,906	$ 104,951
Gross amounts offset on the consolidated balance sheet	(32,729)	(24,226)
Net amounts	103,177	80,725
Financial instruments	(19,347)	(14,572)
Securities collateral received	(78,615)	(63,197)
Net amounts	5,215	2,956
Amounts not subject to enforecable netting agreements	3,695	2,945
Derivatives	32,730	23,895
Cash collateral on securities borrowed	8,547	3,664
Securities purchased under resale agreements	65,595	56,111
Net amounts presented on the consolidated balance sheet	106,872	83,670
Gross amounts of recognized financial liabilities	132,678	100,584
Gross amounts offset on the consolidated balance sheet	(32,729)	(24,226)
Net amounts	99,949	76,358
Financial instruments	(19,347)	(14,572)
Securities collateral pledged	(78,970)	(59,962)
Net amounts	1,632	1,824
Amounts not subject to enforecable netting agreements	4,036	2,378
Derivatives	30,508	25,113
Cash collateral on securities lent	1,824	1,822
Obligations related to securities sold under repurchase agreements	71,653	51,801
Net amounts presented on the consolidated balance sheet	103,985	78,736
Derivative liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	56,461	43,941
Gross amounts offset on the consolidated balance sheet	(29,989)	(21,206)
Net amounts	26,472	22,735
Financial instruments	(19,347)	(14,572)
Securities collateral pledged	(5,883)	(6,840)
Net amounts	1,242	1,323
Amounts not subject to enforecable netting agreements	4,036	2,378
Cash Collateral On Securities Lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	1,824	1,822
Gross amounts offset on the consolidated balance sheet	0	0
Net amounts	1,824	1,822
Financial instruments	0	0
Securities collateral pledged	(1,719)	(1,779)
Net amounts	105	43
Amounts not subject to enforecable netting agreements	0	0
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	74,393	54,821
Gross amounts offset on the consolidated balance sheet	(2,740)	(3,020)
Net amounts	71,653	51,801
Financial instruments	0	0
Securities collateral pledged	(71,368)	(51,343)
Net amounts	285	458
Amounts not subject to enforecable netting agreements	0	0
Derivative Assets [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	59,024	42,156
Gross amounts offset on the consolidated balance sheet	(29,989)	(21,206)
Net amounts	29,035	20,950
Financial instruments	(19,347)	(14,572)
Securities collateral received	(5,170)	(3,888)
Net amounts	4,518	2,490
Amounts not subject to enforecable netting agreements	3,695	2,945
Cash Collateral Securities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	8,547	3,664
Gross amounts offset on the consolidated balance sheet	0	0
Net amounts	8,547	3,664
Financial instruments	0	0
Securities collateral received	(8,267)	(3,588)
Net amounts	280	76
Amounts not subject to enforecable netting agreements	0	0
Securities Purchased Under Resale Agreements [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	68,335	59,131
Gross amounts offset on the consolidated balance sheet	(2,740)	(3,020)
Net amounts	65,595	56,111
Financial instruments	0	0
Securities collateral received	(65,178)	(55,721)
Net amounts	417	390
Amounts not subject to enforecable netting agreements	$ 0	$ 0